EQUITY (Q2) (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 13, 2023 USD ($) Vote $ / shares shares	Aug. 31, 2021 Vote $ / shares shares	Jun. 30, 2023 USD ($) Vote shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Authorized Share Capital | $	$ 50,000			$ 50,000
Undesignated shares (in shares)	200,000,000
Par value of undesignated shares (in dollars per share) | $ / shares	$ 0.0000001
Number of shares issued (in shares)	2,607,498
Exchange ratio	0.00858
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	499,600,000,000	491,722,670,897
Par value | $ / shares	$ 0.0000001	$ 0.0000001
Number of shares issued (in shares)	4,384,796,703
Number of shares cancelled in exchange for new issued (in shares)	60,281,185
Number of votes per share | Vote	1	1	1
Number of shares repurchased, under stock repurchase program (in shares)			0
Class A ordinary shares [Member] | Maximum
Disclosure of classes of share capital [line items]
Amount of shares authorized for repuchase | $			$ 1,000,000
Class A ordinary shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,384,796,703
Number of shares cancelled in exchange for new issued (in shares)	60,281,185
Exchange ratio	0.00858
Class A ordinary shares [Member] | BSGA [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,607,498
Number of shares cancelled in exchange for new issued (in shares)	2,607,498
Class B ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		5,631,795,619
Par value | $ / shares		$ 0.0000001
Number of shares issued (in shares)	5,631,795,619
Number of shares outstanding (in shares)	5,631,795,619
Number of votes per share | Vote		10
Class V ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	200,000,000
Par value | $ / shares	$ 0.0000001
Number of shares cancelled in exchange for new issued (in shares)	48,399,922
Exchange ratio	0.00858
Number of votes per share | Vote	10		10
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised				870,232,230
Par value | $ / shares				$ 0.0000001
Number of shares outstanding (in shares)				870,232,230	870,232,230
Number of votes per share | Vote				1
Series B Preferred Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	870,232,230
Number of shares outstanding (in shares)	870,232,230
Series B+ Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised				1,314,267,705
Par value | $ / shares				$ 0.0000001
Number of shares outstanding (in shares)				1,314,267,705	1,314,267,705
Number of votes per share | Vote				1
Series B+ Preferred Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,314,267,705
Number of shares outstanding (in shares)	1,314,267,705
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised				461,033,549
Par value | $ / shares				$ 0.0000001
Number of shares issued (in shares)	7,141,236
Number of shares outstanding (in shares)	7,141,236			461,033,549	461,033,549
Number of votes per share | Vote				1
Series A Preferred Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	453,892,313
Number of shares outstanding (in shares)	453,892,313